COMMONWEALTH SHAREHOLDER SERVICES, INC.
                     1500 Forest Avenue, Suite 223, Richmond, VA 23229
                      804-285-8211 * 800-527-9500 * (fax) 804-285-8251



FILED VIA EDGAR



Filing Desk
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

      RE:   Monument Series Fund, Inc.
            File Number 333-26223

Gentlemen:

Transmitted herewith for electronic filing, please find enclosed pursuant to Rule 497 (e) a copy of the Supplement to the Prospectus for the Monument Series Fund, Inc.

This Supplement dated July 10, 2000 to the Prospectus dated June 30, 2000 adds Class C Shares.

Sincerely,


/s/ Darryl S. Peay
-------------------------
Darryl S. Peay
Vice President



                                     Filed pursuant to Rule 497(e)
                                     Registration File Nos.:  333-26223
                                                              811-8199



                              MONUMENT SERIES FUND

                             MONUMENT INTERNET FUND
                         MONUMENT MEDICAL SCIENCES FUND
                        MONUMENT TELECOMMUNICATIONS FUND

                                 CLASS C SHARES

                         SUPPLEMENT DATED JULY 10, 2000
                           TO THE PROSPECTUS DATED JUNE 30, 2000

      This Supplement updates certain information contained in the Prospectus of Monument Series Fund dated June 30, 2000 regarding the Monument Internet Fund, Monument Medical Sciences Fund, and Monument Medical Sciences Fund (each a "Fund"). You may obtain an additional copy of the Prospectus, free of charge, by writing to 7920 Norfolk Avenue, Suite 500, Bethesda, Maryland 20814, or by calling 888-420-9950.


The following information is part of the prospectus dated June 30, 2000:

      In addition to offering Class A and Class B Shares, each Fund offers Class C Shares with a reduced front-end sales charge and a contingent deferred sales charge.


                           TABLE OF FEES AND EXPENSES

      The following table is designed to help you understand the fees and expenses that you may pay, both directly and indirectly, by investing in the Funds.

Shareholder Fees
(fees paid directly from your investment)                               Class C

Maximum Sales Charge (Load)1                                            1.00%
Maximum Deferred Sales Charge (Load)                                    1.00 (2)
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and         None
Distributions
Redemption Fees                                                         None
Exchange Fees                                                           None

Annual Fund Operating Expenses
(expenses that are deducted from fund assets as a percentage of average net assets)


                                                  Class C Shares
                                       Internet   Medical Sciences Telecom


Advisory Fee                          1.25%        1.25%          1.25%
Distribution (12b-1) Fees3            1.00%        1.00%          1.00%
Other Expenses                        0.40%        0.75%          0.75%
Total Annual Fund Operating Expenses  2.65%        3.00%          3.00%
Fee Waivers and/or Expense
Reimbursements (4)
Net Expenses                          2.65%        3.00%          3.00%



1 As a percentage of offering price. The sales charge is waived for certain classes of investors. See "Buying Fund Shares-Public Offering Price" and "Buying Fund Shares-Rights of Accumulation."

2  A contingentdeferred sales charge of 1% is imposed on the proceeds of Class C
 Shares redeemed within one year. The charge is a percentage of net asset value at the time of purchase.

3 The Company has approved a Plan of Distribution Pursuant to Rule 12b-1 of the 1940 Act for Class C Shares, providing for the payment of distribution fees to Monument Distributors, Inc., the principal underwriter for each Fund ("12b-1 Plan"). Class C Shares pay a maximum distribution fee of 1.00% of average daily net assets. See "Rule 12b-1 Fees." The higher 12b-1 fees borne by Class C Shares may cause long-term investors to pay more than the economic equivalent of the maximum front end sales charge permitted by the National Association of Securities Dealers.

4 The Advisor has contractually agreed to waive its fees and pay expenses to the extent necessary to cap Class C Share total operating expenses at 3.00% of the Fund's average daily net assets until May 1, 2001.


      Example. This example is intended to help you compare the cost of investing in Class C Shares of the Fund with the cost of investing in other mutual funds with similar investment objectives. The example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the relevant class remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

                         1 Year:         3 Years:        5 Years:      10 Years:

Internet                 368              823             1405              2983
Medical Sciences         403              927             1577              8548
Telecommunications       403              927             1577              7078



      The above examples assume payment of the maximum initial sales charge of 1.% at the time of purchase. Your actual expenses may vary. The above examples assume payment of the deferred sales charge applicable at the time of redemption.


The following information is added to page 11 of the prospectus in the third paragraph of the section entitled "The Advisor:"

            In the interest of limiting expenses of the Funds, Monument Advisors has entered into an expense limitation agreement with the Company. Pursuant to the agreement, Monument Advisors has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses for Class C Shares of the Funds covered by the agreement are limited to 3.00%. This limit does not apply to interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses not incurred in the ordinary course of business.


The following information replaces the material on page 12 of the prospectus under the section entitled "Buying Fund Shares:"

      Share Class Alternatives. The Fund offers investors three different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices. When you buy shares be sure to specify the class of shares in which you choose to invest. If you do not select a class your money will be invested in Class A Shares. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial advisor to determine which class best meets your financial objectives. Additional details about each of the share class alternatives may be found below under "Distribution Arrangements."


                        Class A Shares       Class B Shares      Class C Shares

Max. initial sales           5.75%                None                None
charge.                   (Subject to
                          reductions
See "Distribution       beginning with
Arrangements" for a     investments of
schedule itemizing         $50,000)
reduced sales
charges.

Contingent deferred          None           Year 1      5%      Year 1      1%
sales charge                                Year 2      4%     Years 2+    None
("CDSC") imposed                            Year 3      3%
when shares are                             Year 4      3%
redeemed (percentage                        Year 5      2%
based on purchase                           Year 6      1%
price).  Years are                          Year 7     None
based on a                                  Year 8     None
twelve-month period.

See below for
information
regarding applicable
waivers of the CDSC.

Rule 12b-1 fees.             0.50%               1.00%                1.00%

See "Distribution
Arrangements" for
important
information about
Rule 12b-1 fees.

Conversion to Class A         N/A         Automatically after  No conversion
                                          about 8 years, at    feature.  Rule
                                          which time           12b-1 fees remain
                                          applicable Rule      higher than those
                                          12b-1 fees are       of Class A Shares
                                          reduced.             for life of
                                                               account.



Appropriate for:      All investors,      Investors who plan   Investors who
                      particularly those  to hold their        intend to hold
                      who intend to hold  shares at least 6    their shares for
                      their shares for a  years.               at least 1 year,
                      long period of                           but less than 6
                      time and/or invest                       years.
                      a substantial
                      amount in the Fund.

The following information replaces the table on page 13 of the prospectus under the section entitled "Minimum Investments:"

      Minimum Investments. The following table provides you with information on the various investment minimums, sales charges and expenses that apply to each class. Under certain circumstances the Fund may waive the minimum initial investment for purchases by officers, directors and employees of the Company, and its affiliated entities and for certain related advisory accounts, retirement accounts, custodial accounts for minors and automatic investment accounts as detailed below under "Waiver of Sales Charges."

                                 Class A             Class B             Class C
                            ------------------  --------------------------------
                            ------------------  --------------------------------

Minimum Initial Investment       $1,000              $1,000              $1,000

Minimum Subsequent                $250*               $250*               $250*
Investment

* For automatic investments made at least quarterly, the minimum subsequent investment is $100.


The following information replaces the paragraph on page 13 of the prospectus under the section entitled "Public Offering Price:"

      Public Offering Price. When you buy shares of a Fund, you will receive the public offering price per share as determined after your order is received in proper form, as defined below under the section entitled "Proper Form." The public offering price of Class A and Class C Shares is equal to the Fund's net asset value plus the initial sales charge. The public offering price of Class B Shares is equal to the respective Fund's net asset value.